Schedule of Investments (unaudited)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.3%
Alabama — 3.2%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds:
Project No 6, Series B	4.000%	12/1/26	$2,125,000	$2,134,106 (a)(b)
Series D-1, Refunding	5.500%	2/1/29	2,700,000	2,849,330 (a)(b)
Energy Southeast, A Cooperative District Energy, AL, Supply Revenue, Series B-1	5.750%	11/1/31	5,500,000	6,094,356 (a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/40	4,000,000	4,390,119
Warrants, Series 2024, Refunding	5.250%	10/1/41	5,000,000	5,443,354
Warrants, Series 2024, Refunding	5.250%	10/1/42	5,775,000	6,215,181
Warrants, Series 2024, Refunding	5.250%	10/1/43	6,250,000	6,675,764
Mobile County, AL, IDA Revenue:
Solid Waste Disposal Facility, Calvert LLC Project, Series A	5.000%	6/1/54	4,200,000	4,015,845 (c)
Solid Waste Disposal Facility, Calvert LLC Project, Series B	4.750%	12/1/54	3,250,000	2,986,913 (c)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/31	5,500,000	5,906,811
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue, Series B	5.250%	1/1/33	7,325,000	7,733,391 (a)(b)
Total Alabama				54,445,170
Alaska — 0.6%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II, Series B, Refunding	5.000%	12/1/37	750,000	793,232
State Capital Project, Series B, Refunding	4.000%	12/1/35	1,000,000	1,020,538
State Capital Project, Series B, Refunding	4.000%	12/1/36	750,000	761,553
Northern Tobacco Securitization Corp., AK, Revenue:
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/26	1,085,000	1,093,365
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/27	1,000,000	1,026,618
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/28	1,650,000	1,723,504
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/29	1,250,000	1,325,510
Asset Backed Senior Bonds, Class 1, Series A, Refunding	5.000%	6/1/30	1,750,000	1,876,424
Total Alaska				9,620,744
Arizona — 2.7%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	700,000	708,907
Basis School Project, Refunding, SD Credit Program	5.000%	7/1/37	850,000	864,276
Arizona State IDA, Hospital Revenue, Phoenix Children’s Hospital Project	5.000%	2/1/40	1,300,000	1,367,074
Chandler, AZ, IDA Revenue:
Intel Corp. Project	5.000%	9/1/27	6,500,000	6,624,541 (a)(b)(c)
Intel Corp. Project	3.800%	6/15/28	4,000,000	4,045,718 (a)(b)
Intel Corp. Project	4.100%	6/15/28	3,900,000	3,929,576 (a)(b)(c)
Intel Corp. Project	4.000%	6/1/29	8,500,000	8,620,751 (a)(b)(c)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Senior Lien, Series 2018	5.000%	7/1/36	3,715,000	3,846,360 (c)
Senior Lien, Series 2018	5.000%	7/1/37	4,300,000	4,436,847 (c)
Senior Lien, Series 2018	5.000%	7/1/38	5,085,000	5,234,826 (c)
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	1,600,000	1,600,314
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Arizona — continued
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	$3,665,000	$3,992,800
Total Arizona				45,271,990
Arkansas — 0.3%

Arkansas State Development Finance Authority, Environmental Improvement Revenue, United States Steel Corporation Project, Green Bonds	5.700%	5/1/53	5,250,000	5,326,513 (c)
California — 9.1%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	3,000,000	3,042,838
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	4,200,000	4,253,358
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	2,250,000	2,286,813 (a)(b)
Clean Energy Project, Green Bonds, Series B	5.000%	12/1/32	21,500,000	22,421,372 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	8,300,000	8,724,062 (a)(b)
Clean Energy Project, Green Bonds, Series B-1	4.000%	8/1/31	12,105,000	12,282,249 (a)(b)
Clean Energy Project, Green Bonds, Series C	5.000%	10/1/32	4,150,000	4,398,872 (a)(b)
Clean Energy Project, Green Bonds, Series E	5.000%	9/1/32	18,600,000	19,967,558 (a)(b)
Clean Energy Project, Green Bonds, Series G	5.000%	12/1/35	6,000,000	6,588,898
Clean Energy Project, Green Bonds, Series H	5.000%	8/1/33	8,200,000	8,978,934 (a)(b)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	4,550,000	4,673,902 (c)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	4,500,000	4,522,459 (c)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	500,000	502,406 (c)
California State PCFA Water Furnishing Revenue:
Poseidon Resources	5.000%	7/1/27	3,775,000	3,799,917 (c)(d)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,500,000	1,542,814 (d)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Series G	5.000%	5/15/27	3,390,000	3,483,890 (c)
Los Angeles International Airport, Series H, Refunding	5.000%	5/15/27	4,175,000	4,290,632 (c)
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/37	3,275,000	3,404,197 (c)
Los Angeles International Airport, Subordinated, Series F, Refunding	5.000%	5/15/34	1,775,000	1,877,485 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/35	1,000,000	1,005,447 (c)
Subordinated, Los Angeles International Airport, Series B	5.000%	5/15/36	1,000,000	1,005,042 (c)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	4,925,000	5,051,921 (c)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	3,000,000	3,073,248
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	1,235,000	1,308,032
Series B	6.125%	11/1/29	11,875,000	12,575,694
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2023-1	5.500%	9/1/43	1,350,000	1,425,387
Community Facilities District No 2023-1	5.500%	9/1/48	1,780,000	1,840,757
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	1/1/34	1,000,000	1,050,455 (c)
Series D, Refunding	5.000%	5/1/48	5,000	5,174 (c)(e)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

California — continued
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1, Series A	5.250%	11/1/26	$2,000,000	$2,032,496
Tobacco Securitization Authority of Southern California Revenue:
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/34	655,000	693,535
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/36	1,000,000	1,044,708
San Diego County Tobacco Asset Securitization Corporation, Series A, Refunding	5.000%	6/1/38	1,750,000	1,807,636
Total California				154,962,188
Colorado — 3.6%
Base Village Metropolitan District No 2, CO, GO, Series A, Refunding	5.500%	12/1/36	25,000	25,019
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Initiatives, Series A	5.250%	11/1/37	1,450,000	1,597,089
Commonspirit Health Initiatives, Series A	5.250%	11/1/38	2,200,000	2,410,959
Commonspirit Health Initiatives, Series A	5.250%	11/1/39	2,000,000	2,179,272
Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	2,900,000	2,904,275 (a)(b)
Denver, CO, City & County Airport System Revenue:
Series A, Refunding	5.500%	11/15/40	23,750,000	26,204,249 (c)
Subordinated, Series B, Refunding	5.000%	11/15/28	4,735,000	5,004,107 (c)
Subordinated, Series B, Refunding	5.000%	11/15/29	3,250,000	3,497,659 (c)
Subordinated, Series B, Refunding	5.000%	11/15/32	1,500,000	1,674,374 (c)
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	4,800,000	4,805,259 (c)
District of Vauxmont Metropolitan, CO, GO, Series 2020, Refunding, AG	5.000%	12/1/28	415,000	438,949
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.250%	11/15/28	5,225,000	5,519,526
Regional Transportation District, CO, Revenue:
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/30	700,000	745,941
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	1/15/31	450,000	485,953
Denver Transit Partners Eagle P3 Project, Series A, Refunding	5.000%	7/15/31	400,000	431,517
Southern Ute Indian Tribe Reservation, CO, GO, Series A	5.000%	4/1/35	3,700,000	4,057,316 (d)
Total Colorado				61,981,464
Connecticut — 0.3%
Connecticut State HEFA Revenue:
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	1,150,000	1,178,353
Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/42	2,000,000	2,029,613
Connecticut State, GO, Series C	4.000%	6/1/35	1,525,000	1,580,847
Total Connecticut				4,788,813
Delaware — 0.4%
Delaware State EDA Revenue, Acts Retirement - Life Communities Inc. Obligated Group, Series B	5.000%	11/15/43	3,000,000	3,051,987
Delaware State Health Facilities Authority Revenue, Series 2018	5.000%	6/1/43	4,420,000	4,386,711
Total Delaware				7,438,698
District of Columbia — 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/32	500,000	507,171
Ingleside Rock Creek Project, Series A	5.000%	7/1/37	500,000	503,941
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

District of Columbia — continued
KIPP DC Issue, Series A, Refunding	5.000%	7/1/37	$4,010,000	$4,096,681
KIPP DC Project, Series B, Refunding	5.000%	7/1/37	5,000,000	5,108,081
Total District of Columbia				10,215,874
Florida — 5.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/36	1,750,000	1,788,400 (c)
Series 2017	5.000%	10/1/42	1,500,000	1,514,118 (c)
Series A	5.000%	10/1/27	1,750,000	1,806,358 (c)
Broward County, FL, Port Facilities Revenue:
Series 2022	5.000%	9/1/32	1,725,000	1,897,856 (c)
Series 2022	5.000%	9/1/33	1,800,000	1,968,197 (c)
Series 2022	5.000%	9/1/35	1,650,000	1,785,919 (c)
Series 2022	5.000%	9/1/36	1,305,000	1,402,849 (c)
Series 2022	5.000%	9/1/38	1,350,000	1,433,360 (c)
Series 2022	5.000%	9/1/39	1,415,000	1,495,936 (c)
Series 2022	5.000%	9/1/40	1,150,000	1,214,294 (c)
Series 2022	5.000%	9/1/41	1,290,000	1,354,664 (c)
Series 2022	5.000%	9/1/42	1,750,000	1,830,765 (c)
Series B	5.000%	9/1/31	10,155,000	10,739,105 (c)
Central Florida Expressway Authority Revenue:
Senior Lien, Refunding	5.000%	7/1/37	1,250,000	1,286,245
Senior Lien, Refunding	5.000%	7/1/38	1,000,000	1,027,693
Florida Atlantic University, FL, Finance Corp., Capital Improvements Revenue, Series 2019 A, Refunding	5.000%	7/1/35	5,775,000	6,120,838
Florida State Insurance Assistance Interlocal Agency Inc., Revenue, Series A-1, Refunding	5.000%	9/1/27	5,640,000	5,719,193
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	3,000,000	3,040,843 (c)
Lee County, FL, Airport Revenue, Series A, Refunding	5.000%	10/1/31	3,500,000	3,847,691 (c)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/35	3,445,000	3,522,121
Series A, Refunding	4.000%	10/1/37	2,075,000	2,100,572
Series A, Refunding	4.000%	10/1/39	5,175,000	5,196,787
Miami-Dade County, FL, Expressway Authority Toll System Revenue:
Series B, Refunding	5.000%	7/1/27	2,350,000	2,353,694
Series B, Refunding	5.000%	7/1/28	1,000,000	1,001,551
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue:
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/35	1,020,000	1,050,027
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	635,000	652,676
Nicklaus Children’s Hospital, Refunding	5.000%	8/1/37	1,010,000	1,036,293
Miami-Dade County, FL, Seaport Revenue:
Series A, Refunding	5.000%	10/1/40	4,460,000	4,698,319 (c)
Series A, Refunding	5.000%	10/1/41	3,250,000	3,396,568 (c)
Series A, Refunding	5.000%	10/1/42	4,000,000	4,143,007 (c)
Okaloosa County, FL, IDR, Air Force Enlisted Village Inc. Project	5.500%	5/15/45	600,000	610,387 (d)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Florida — continued
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Obligated Group, Series A	5.000%	10/1/40	$1,250,000	$1,356,970
Orlando Health Obligated Group, Series A	5.000%	10/1/42	1,000,000	1,066,135
Palm Beach County, FL, Health Facilities Authority Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/32	400,000	439,624
Jupiter Medical Center Project, Series A	5.000%	11/1/34	620,000	668,132
Jupiter Medical Center Project, Series A	5.000%	11/1/35	1,200,000	1,285,706
Jupiter Medical Center Project, Series A	5.000%	11/1/42	1,400,000	1,437,361
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	1,100,000	1,101,208
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	4.000%	7/1/45	1,000,000	911,279
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue:
Series 2024	4.200%	5/1/39	845,000	838,862 (d)
Series 2024	4.550%	5/1/44	1,000,000	966,631 (d)
Total Florida				91,108,234
Georgia — 1.7%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/31	1,400,000	1,442,929
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	1,600,000	1,702,837
Georgia State Municipal Electric Authority, Power Revenue:
Series A, Refunding	5.000%	1/1/34	850,000	927,501
Series A, Refunding	4.000%	1/1/51	645,000	563,833
Series A, Refunding, AG	4.000%	1/1/46	1,780,000	1,645,674
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/33	2,750,000	2,880,995
Series B	5.000%	6/1/29	9,475,000	9,911,864 (a)(b)
Series B	5.000%	3/1/32	5,000,000	5,352,718 (a)(b)
Series C	5.000%	9/1/30	4,000,000	4,259,246 (a)(b)
Total Georgia				28,687,597
Guam — 0.2%
Guam Government, Business Privilege Tax Revenue:
Series F, Refunding	4.000%	1/1/36	1,085,000	1,100,246
Series F, Refunding	4.000%	1/1/42	2,050,000	1,978,825
Total Guam				3,079,071
Hawaii — 0.4%
Honolulu, HI, City & County Wastewater System Revenue:
First Senior Bond Resolution, Series A	3.000%	7/1/41	5,000,000	4,356,577
First Senior Bond Resolution, Series A, Refunding	5.000%	7/1/36	1,775,000	2,081,111
Total Hawaii				6,437,688
Illinois — 16.3%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue:
Series 2017	5.000%	4/1/42	1,700,000	1,700,439
Series 2018	5.000%	4/1/36	1,270,000	1,292,264
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Series 2018	5.000%	4/1/37	$1,400,000	$1,421,019
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/33	5,010,000	5,140,561
Dedicated, Series A	5.000%	12/1/36	3,540,000	3,541,794
Dedicated, Series A	5.000%	12/1/38	1,735,000	1,728,993
Dedicated, Series A	5.000%	12/1/43	18,000,000	17,211,924
Dedicated, Series A	5.875%	12/1/47	3,000,000	3,021,799
Dedicated, Series G, Refunding	5.000%	12/1/34	2,230,000	2,230,796
Series A	5.000%	12/1/33	6,475,000	6,518,779
Series A	5.000%	12/1/35	3,450,000	3,458,798
Series A	5.000%	12/1/40	4,515,000	4,428,023
Series A, Refunding	5.000%	12/1/29	2,500,000	2,569,832
Series B, Refunding	5.000%	12/1/36	3,100,000	3,101,571
Series C, Refunding, AG	5.000%	12/1/32	1,000,000	1,038,643
Series D	5.000%	12/1/46	1,000,000	921,470
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	7,000,000	7,344,093
Series A	5.000%	1/1/40	2,465,000	2,482,944
Series A	5.500%	1/1/49	670,000	670,399
Series A, Refunding	5.000%	1/1/27	2,250,000	2,276,628 (f)
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series A	5.000%	1/1/42	3,850,000	3,968,528 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/41	1,745,000	1,812,519 (c)
General Senior Lien, Series C, Refunding	5.000%	1/1/42	1,920,000	1,979,110 (c)
Senior Lien, Series D	5.250%	1/1/36	7,445,000	7,597,340
Senior Lien, Series D	5.250%	1/1/37	4,600,000	4,688,741
Series C, Refunding	5.000%	1/1/43	1,570,000	1,607,113 (c)
Trips Obligated Group	5.000%	7/1/38	1,500,000	1,526,285 (c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien, Series A, Refunding	5.000%	12/1/45	5,900,000	6,046,283
Second Lien, Series A, Refunding	4.000%	12/1/49	2,000,000	1,794,497
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, AG	5.250%	1/1/48	2,500,000	2,578,778
Second Lien, Series B, Refunding	5.000%	1/1/36	4,000,000	4,072,898
Chicago, IL, Waterworks Revenue:
Second Lien, Refunding, AG	5.000%	11/1/28	2,000,000	2,074,987
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,600,000	1,663,870
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Series A, Refunding	5.000%	8/15/34	2,000,000	2,174,040
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/32	400,000	423,364
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/34	430,000	452,268
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	5.000%	10/1/35	395,000	414,107
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Illinois — continued
Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project	4.000%	10/1/40	$1,250,000	$1,191,244
Student Housing & Academic Facilities Revenue, Chicago LLC, University of Illinois Chicago Project, Series A	5.000%	2/15/37	700,000	705,890
Surface Freight Transfer Facilities, Centerpoint Joliet Terminal Railroad Project	4.800%	7/2/35	4,500,000	4,649,134 (a)(b)(c)(d)
Illinois State Toll Highway Authority Revenue, Series A	4.000%	1/1/46	2,895,000	2,661,129
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AG	5.000%	4/1/28	475,000	498,205
Illinois State, GO:
Series 2016	5.000%	11/1/33	3,150,000	3,194,711
Series 2016, Refunding	5.000%	2/1/29	2,200,000	2,248,564
Series A	5.000%	3/1/32	3,925,000	4,296,504
Series A	5.000%	3/1/36	1,000,000	1,073,892
Series A	5.000%	5/1/36	4,665,000	4,820,310
Series A	5.000%	5/1/39	4,800,000	4,919,374
Series A, Refunding	5.000%	10/1/27	12,805,000	13,274,874
Series A, Refunding	5.000%	10/1/30	1,275,000	1,343,075
Series B	5.000%	12/1/33	4,000,000	4,390,402
Series B	5.250%	5/1/44	3,550,000	3,742,484
Series B	5.250%	5/1/45	2,500,000	2,612,689
Series B	5.250%	5/1/47	1,000,000	1,036,398
Series B	5.250%	5/1/48	1,250,000	1,290,992
Series B, Refunding	5.000%	9/1/27	6,015,000	6,229,439
Series B, Refunding	5.000%	10/1/27	3,000,000	3,110,084
Series C	5.000%	12/1/41	18,000,000	19,042,247
Series D	5.000%	11/1/27	9,695,000	10,077,183
Series D, Refunding	5.000%	7/1/34	2,300,000	2,532,102
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AG	4.000%	12/1/35	800,000	813,468
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	7,400,000	7,065,729
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,635,000	1,452,184
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	10,465,000	9,110,427
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	11,400,000	11,359,340
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/28	2,000,000	2,072,669
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/30	625,000	646,556
McCormick Place Expansion Project, Series B, Refunding, AG	0.000%	6/15/45	6,500,000	2,646,343
Regional Transportation Authority, IL, GO:
Series A	4.000%	6/1/46	10,920,000	9,986,431
Series A, Refunding, NATL	6.000%	7/1/29	12,990,000	13,815,273
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	1,750,000	1,823,013
University of Illinois, COP, Series C, Refunding	5.000%	3/15/26	1,800,000	1,802,862
Total Illinois				278,510,718
Indiana — 1.2%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	2,750,000	2,479,937
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	3,000,000	3,083,541
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Indiana — continued
Indiana State Finance Authority, Environmental Facilities Revenue, Indianapolis Power & Light Company Project, Series A, Refunding	1.400%	8/1/29	$7,000,000	$6,414,801
Indianapolis, IN, Local Public Improvement Bond Bank:
Indianapolis Airport Authority Project, Revenue, Series 2019 D, Refunding	5.000%	1/1/26	2,900,000	2,900,000 (c)
Indianapolis Airport Authority Project, Series A, Refunding	5.000%	1/1/28	5,235,000	5,443,064 (c)
Total Indiana				20,321,343
Kansas — 0.0%††

Wyandotte County, KS, Turner USD No 202, GO, Series A, AG	4.000%	9/1/36	775,000	794,397 (e)
Kentucky — 2.5%
Carroll County, KY, Environmental Facilities Revenue, Kentucky Utilities Company Project, Series A	1.750%	9/1/26	5,000,000	4,918,068 (a)(b)(c)
Carroll County, KY, PCR, Kentucky Utilities Company Project, Series A, Refunding	1.550%	9/1/26	6,000,000	5,906,197 (a)(b)
Kentucky State PEA, Gas Supply Revenue, Series C, Refunding	5.000%	5/1/36	9,500,000	10,098,245
Kentucky State Turnpike Authority, Economic Development Road Revenue:
Revitalization Project, Series B, Refunding	5.000%	7/1/27	1,435,000	1,484,335
Revitalization Project, Series B, Refunding	5.000%	7/1/28	1,000,000	1,035,067
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series C	5.000%	10/1/26	5,000,000	5,066,760 (a)(b)
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	6,250,000	6,297,751 (a)(b)(c)
Trimble County, KY, Pollution Control Revenue, Louisville Gas and Electric Company Project, Series A, Refunding	1.300%	9/1/27	9,000,000	8,575,732 (a)(b)(c)
Total Kentucky				43,382,155
Louisiana — 1.1%
Shreveport, LA, Water & Sewer Revenue:
Refunding, AG	5.000%	12/1/28	2,440,000	2,443,943
Refunding, AG	5.000%	12/1/29	2,000,000	2,003,232
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	7,275,000	7,258,778 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	6,500,000	6,581,236 (a)(b)
Total Louisiana				18,287,189
Maryland — 0.4%
Maryland State EDC, Student Housing Revenue:
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/27	1,400,000	1,411,563
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/30	1,550,000	1,562,165
University of Maryland College Park Project, Refunding, AG	5.000%	6/1/31	1,000,000	1,007,737
Maryland State Stadium Authority, Built to Learn Revenue, Series 2021	4.000%	6/1/46	4,000,000	3,744,658
Total Maryland				7,726,123
Massachusetts — 1.3%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue:
Series B-1, Refunding	5.000%	1/1/35	1,000,000	1,064,758
Series B-1, Refunding	5.000%	1/1/36	2,000,000	2,123,315
Series B-1, Refunding	5.000%	1/1/37	1,000,000	1,057,866
Massachusetts State DFA Revenue:
Boston Medical Center, Series G, Refunding	5.250%	7/1/48	4,200,000	4,260,242
Brandeis University, Series S-1, Refunding	5.000%	10/1/38	1,210,000	1,276,861
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Massachusetts — continued
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	$2,000,000	$2,032,683
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	1,000,000	1,008,242
Partners HealthCare System, Mass General Brigham Inc., Series S-1, Refunding	5.000%	7/1/37	1,500,000	1,550,075
Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	580,000	571,623
UMass Boston Student Housing Project	5.000%	10/1/28	2,900,000	2,923,317
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/33	4,880,000	5,190,300 (c)
Total Massachusetts				23,059,282
Michigan — 0.8%
Great Lakes, MI, Water Authority, Water Supply System Revenue, Senior Lien, Series B	5.000%	7/1/37	1,000,000	1,131,403
Kent County, MI, Gerald R. Ford International Airport, GO, Authority Revenue, County GTD	5.000%	1/1/51	1,000,000	1,013,616 (c)
Michigan State Finance Authority Revenue:
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	5.250%	2/28/43	1,500,000	1,585,993
The Henry Ford Health Detroit South Campus Central Utility Plant Project, Green Bonds, Series 2024	4.125%	2/29/44	1,000,000	965,734
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	1,850,000	1,846,524
Michigan State Strategic Fund Ltd. Obligation Revenue:
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,750,000	2,747,319 (a)(b)(c)
I-75 Improvement Project	5.000%	12/31/43	4,000,000	4,012,634 (c)
Total Michigan				13,303,223
Mississippi — 0.7%
Mississippi Hospital Equipment & Facilities Authority Revenue, North Mississippi Health Services, Series II, Refunding	5.000%	3/1/27	6,000,000	6,109,379 (a)(b)
Mississippi State Development Bank Special Obligation:
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/27	1,325,000	1,320,442
Jackson, Mississippi Sales Tax Revenue Infrastructure Project	5.000%	9/1/29	1,750,000	1,775,828
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	1,945,000	2,003,703
Total Mississippi				11,209,352
Missouri — 0.7%
Cape Girardeau County, MO, IDA, Healthcare Facilities Revenue, Southeast Health	4.000%	3/1/41	1,250,000	1,252,936
Kansas City, MO, IDA, Airport System Revenue:
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	3,250,000	3,397,404 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/36	4,000,000	4,168,386 (c)
Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/37	1,500,000	1,557,785 (c)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	1,350,000	1,381,051
Total Missouri				11,757,562
Nebraska — 1.0%
Central Plains, NE, Energy Project, Gas Project Revenue:
Project No 3, Series A, Refunding	5.000%	9/1/32	5,465,000	5,995,498
Project No 3, Series A, Refunding	5.000%	9/1/37	4,500,000	4,985,105
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	6,000,000	5,721,917
Total Nebraska				16,702,520
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Nevada — 0.3%

Clark County, NV, GO, Pledged Revenue, Stadium Improvements, Series A	5.000%	6/1/38	$5,000,000	$5,200,717
New Hampshire — 1.2%

National Finance Authority, NH, Revenue, Winston-Salem Sustainable Energy Partners LLC, Series A	5.000%	12/1/35	19,000,000	21,332,113
New Jersey — 4.3%
New Brunswick, NJ, Parking Authority Revenue, City GTD, Series A, Refunding, BAM	5.000%	9/1/35	2,000,000	2,024,811
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Revenue, Subordinated, Series A, Refunding	5.000%	7/1/33	3,000,000	3,051,965
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,400,315
Provident Group - Rowan Properties LLC, Rowan University Housing Project, Series A	5.000%	1/1/35	1,750,000	1,750,072
School Facilities Construction, Series DDD	5.000%	6/15/35	1,000,000	1,036,786 (e)
School Facilities Construction, Series QQQ	4.000%	6/15/39	1,000,000	1,006,001
School Facilities Construction, Series S	5.000%	6/15/32	1,700,000	1,874,453
School Facilities Construction, Series S	4.000%	6/15/37	1,250,000	1,273,245
School Facilities Construction, Series S	4.000%	6/15/38	1,200,000	1,214,063
School Facilities Construction, Series S	4.000%	6/15/41	1,750,000	1,727,370
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	4,900,000	4,983,182 (c)
Transit Transportation Project, Series A	5.000%	11/1/33	4,750,000	5,113,396
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, Series A, Refunding, AG	5.000%	7/1/28	2,000,000	2,034,779
University Hospital, Series A, Refunding, AG	5.000%	7/1/30	1,200,000	1,220,861
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	2,000,000	2,171,217
Transportation Program, Series AA	5.000%	6/15/55	8,000,000	8,210,081
Transportation Program, Series AA, Refunding	5.000%	6/15/37	4,000,000	4,466,544
Transportation Program, Series BB	4.000%	6/15/36	3,500,000	3,557,421
Transportation Program, Series BB	5.000%	6/15/36	3,000,000	3,304,079
Transportation Program, Series BB	4.000%	6/15/38	3,000,000	3,020,044
Transportation Program, Series CC	5.000%	6/15/40	3,000,000	3,253,811
Transportation Program, Series CC	5.250%	6/15/50	1,500,000	1,575,021
Transportation Program, Series CC, Unrefunded	5.250%	6/15/46	3,165,000	3,338,255
Transportation System, Series A, Refunding	4.000%	6/15/36	2,500,000	2,572,706
Tobacco Settlement Financing Corp., NJ, Revenue:
Series A, Refunding	5.000%	6/1/35	3,250,000	3,348,871
Series A, Refunding	5.000%	6/1/36	3,000,000	3,079,400
Total New Jersey				72,608,749
New Mexico — 0.3%

New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue, Refunding	5.000%	11/1/30	4,600,000	4,912,051 (a)(b)
New York — 10.1%
Long Island, NY, Power Authority Electric System Revenue:
Series B, Refunding	1.500%	9/1/26	5,500,000	5,437,335 (a)(b)
Series B, Refunding	5.000%	9/1/27	1,750,000	1,790,939 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
MTA, NY, Transportation Revenue:
Green Bonds, Series C-1, Refunding	4.000%	11/15/37	$1,750,000	$1,751,988
Green Bonds, Series E, Refunding	4.000%	11/15/26	2,250,000	2,277,570
Green Bonds, Series E, Refunding	5.000%	11/15/27	3,750,000	3,914,968
Green Bonds, Series E, Refunding	5.000%	11/15/28	3,000,000	3,197,791
Series A-2	5.000%	5/15/30	5,250,000	5,662,687 (a)(b)
Series B, Refunding	5.000%	11/15/37	1,660,000	1,680,251
Nassau County, NY, Industrial Development Agency, Series B, Escrow	—	1/1/58	551,101	0 (g)(h)(i)
New York City, NY, GO:
Subseries E-1	5.000%	3/1/37	7,000,000	7,258,593
Subseries F-1	4.000%	3/1/38	1,000,000	1,012,747
Subseries F-1	4.000%	3/1/40	1,500,000	1,502,212
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AG	5.000%	3/1/28	500,000	524,608
New York City, NY, TFA, Future Tax Secured Revenue, Subseries C-1	4.000%	5/1/39	3,500,000	3,535,901
New York State Dormitory Authority Revenue, Non-State Supported Debt, SD, Series A, Refunding, AG	5.000%	10/1/29	20,000	21,312 (e)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	7,620,000	7,987,605
State Supported, Series A	5.000%	3/15/40	6,000,000	6,111,226
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A, Refunding	5.000%	3/15/40	7,500,000	7,830,364
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/33	4,500,000	4,506,800
Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/34	2,100,000	2,102,957
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	4,750,000	4,893,304 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	6,480,000	6,664,601 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	6.000%	4/1/35	8,000,000	8,820,578 (c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.625%	4/1/40	6,300,000	6,612,890 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	6.000%	6/30/54	14,000,000	14,477,534 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	1,600,000	1,601,362 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/43	1,750,000	1,839,978 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.500%	6/30/44	1,500,000	1,568,138 (c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds, AG	5.000%	6/30/49	10,750,000	10,794,378 (c)
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/27	1,000,000	1,040,681
John F. Kennedy International Airport Terminal Four Project, Series C, Refunding	5.000%	12/1/29	2,500,000	2,706,145
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding	5.500%	12/31/54	2,100,000	2,143,786 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series A, Refunding, AG	4.500%	12/31/54	4,750,000	4,480,871 (c)
John F. Kennedy International Airport Terminal Six Redevelopment Project, Green Bonds, Series B, Refunding, AG, Step bond (0.000% to 12/31/34 then 5.000%)	0.000%	12/31/54	2,100,000	1,361,029 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

New York — continued
LaGuardia Airport Terminal B Redevelopment Project, AG	4.000%	7/1/36	$21,335,000	$21,300,704 (c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/34	1,000,000	1,000,691 (c)
New York State Urban Development Corp., Revenue, State Personal Income Tax, Series C, Refunding	4.000%	3/15/45	7,750,000	7,274,076
Port Authority of New York & New Jersey Revenue, Consolidated Series 226, Refunding	5.000%	10/15/40	3,165,000	3,333,178 (c)
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/36	1,855,000	1,986,190
Total New York				172,007,968
North Carolina — 0.3%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/39	1,000,000	1,054,186
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien	5.000%	1/1/43	4,000,000	4,099,580
Total North Carolina				5,153,766
Ohio — 1.7%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	1,250,000	1,311,324
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	2,750,000	2,931,996
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	7,100,000	5,756,217
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B	2.500%	10/1/29	3,000,000	2,870,473 (a)(b)(c)
AMG Vanadium Project, Series 2019	5.000%	7/1/49	7,120,000	6,418,846 (c)(d)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	3,100,000	3,148,993 (a)(b)(c)
Ohio State Higher Educational Facility Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/32	1,000,000	1,045,768
Xavier University 2020 Project, Series F, Refunding	5.000%	5/1/36	925,000	977,255
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/38	745,000	750,495
Xavier University 2020 Project, Series F, Refunding	4.000%	5/1/40	600,000	599,746
Ohio State Hospital Revenue:
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/35	1,000,000	1,048,744
University Hospitals Health Systems Inc., Series E, Refunding	5.000%	1/15/36	1,200,000	1,255,836
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	12/31/39	800,000	800,087 (c)
Total Ohio				28,915,780
Oklahoma — 0.2%
Tulsa, OK, Municipal Airport Trust Revenue:
American Airlines Inc. Project, Refunding	6.250%	12/1/35	3,120,000	3,574,988 (c)
American Airlines Inc. Project, Refunding	6.250%	12/1/40	375,000	416,540 (c)
Total Oklahoma				3,991,528
Oregon — 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Asante Project, Series A, Refunding	5.000%	8/15/45	2,000,000	2,042,071
Multnomah County, OR, School District No 40, David Douglas, GO, Deferred Interest, Series A, School Board Guaranty	0.000%	6/15/33	2,070,000	1,620,133
Oregon State Business Development Commission Revenue, Recovery Zone Facility Bonds, Intel Corp. Project, Series 232	3.800%	6/15/28	3,000,000	3,033,082 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oregon — continued
Port of Portland, OR, Airport Revenue:
Portland International Airport, Series 24B	5.000%	7/1/42	$1,530,000	$1,538,412 (c)
Portland International Airport, Series 26C, Refunding	5.000%	7/1/27	1,000,000	1,029,619 (c)
Washington Clackamas & Yamhill Counties, OR, School District No 88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/32	1,250,000	1,291,041
Total Oregon				10,554,358
Pennsylvania — 3.9%
Berks County, PA, IDA, Healthcare Facilities Revenue:
Highlands at Wyomissing, Refunding	5.000%	5/15/32	400,000	406,958
Highlands at Wyomissing, Refunding	5.000%	5/15/37	375,000	379,062
Bucks County, PA, Water and Sewer Authority, Sewer System Revenue, Series A, AG	4.000%	12/1/42	1,750,000	1,757,494
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	2,290,000	2,408,037
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/26	1,015,000	1,015,000
Diakon Lutheran Social Ministries Project, Unrefunded	5.000%	1/1/27	390,000	390,376
Penn State Health	4.000%	11/1/35	2,000,000	2,017,811
Lancaster County, PA, Hospital Authority Revenue:
Penn State Health, Series 2021	5.000%	11/1/38	1,000,000	1,048,523
Penn State Health, Series 2021	5.000%	11/1/39	1,100,000	1,147,873
Penn State Health, Series 2021	5.000%	11/1/40	1,300,000	1,349,151
Penn State Health, Series 2021	5.000%	11/1/41	1,725,000	1,778,395
Penn State Health, Series 2021	5.000%	11/1/46	3,500,000	3,522,054
Pennsylvania State Economic Development Financing Authority Revenue:
Exempt Facilities Bonds, PPL Energy Supply LLC Project, Series C, Refunding	5.250%	6/1/27	1,120,000	1,127,455 (a)(b)
Presbyterian Senior Living Project, Series B-2, Refunding	5.000%	7/1/42	2,250,000	2,302,395
Series A-2	4.000%	5/15/42	1,000,000	942,447
Solid Waste Disposal Facility, Core Natural Resources Inc. Project, Refunding	5.450%	3/27/35	1,250,000	1,331,618 (a)(b)(c)(d)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/40	5,000,000	5,344,425 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.500%	6/30/41	3,750,000	3,995,566 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.750%	6/30/48	13,000,000	13,610,048 (c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	3,000,000	3,042,605 (c)
Pennsylvania State Turnpike Commission Revenue:
Series B	5.000%	12/1/37	1,750,000	1,898,634
Series B	5.000%	12/1/38	2,000,000	2,161,766
Subordinated, Series B	4.000%	12/1/46	3,500,000	3,316,348
Philadelphia, PA, GO, Series B	5.000%	2/1/36	1,500,000	1,600,603
Philadelphia, PA, School District, GO, Series A, State Aid Withholding	5.000%	9/1/28	2,285,000	2,289,142
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/31	1,380,000	1,402,791
Philadelphia SD Project, Series A, Refunding, AG, State Aid Withholding	5.000%	6/1/33	4,150,000	4,213,653
Total Pennsylvania				65,800,230
Puerto Rico — 3.4%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	8,155,000	8,001,231 (d)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — continued
Senior Lien, Series B, Refunding	5.000%	7/1/28	$1,120,000	$1,150,522 (d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/33	198,105	143,590
Restructured, Series A-1	5.625%	7/1/27	169,893	173,549
Restructured, Series A-1	5.625%	7/1/29	167,137	177,155
Restructured, Series A-1	5.750%	7/1/31	162,338	178,438
Restructured, Series A-1	4.000%	7/1/33	153,940	154,003
Restructured, Series A-1	4.000%	7/1/35	4,023,371	3,957,111
Restructured, Series A-1	4.000%	7/1/37	10,768,000	10,448,905
Restructured, Series A-1	4.000%	7/1/41	1,461,467	1,352,787
Restructured, Series A-1	4.000%	7/1/46	167,923	146,700
Subseries CW	0.000%	11/1/43	591,420	379,248 (b)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	2,632,000	2,502,147
Restructured, Series A-1	4.550%	7/1/40	680,000	680,443
Restructured, Series A-1	4.750%	7/1/53	9,150,000	8,638,329
Restructured, Series A-1	5.000%	7/1/58	8,180,000	7,888,686
Restructured, Series A-2	4.329%	7/1/40	4,380,000	4,290,788
Restructured, Series A-2	4.329%	7/1/40	2,170,000	2,125,801
Restructured, Series A-2A	4.550%	7/1/40	6,040,000	6,043,935
Total Puerto Rico				58,433,368
Rhode Island — 0.5%
Rhode Island State Health & Educational Building Corp. Revenue:
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/28	2,500,000	2,514,584
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/29	2,000,000	2,011,063
Hospital Financing, Lifespan Obligated Group, Refunding	5.000%	5/15/30	1,570,000	1,578,135
Rhode Island State Health & Educational Building Corp., Student Housing Revenue:
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/45	1,050,000	1,075,356
Rhode Island Properties LLC, Senior Series A, AG	5.000%	7/1/50	750,000	758,581
Total Rhode Island				7,937,719
South Carolina — 0.8%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.419%	3/1/31	3,000,000	3,129,800 (a)(b)
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	5,500,000	5,054,111
South Carolina State Ports Authority Revenue:
Series 2018	5.000%	7/1/36	2,850,000	2,946,635 (c)
Series 2018	5.000%	7/1/37	2,000,000	2,062,203 (c)
Total South Carolina				13,192,749
Tennessee — 1.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	8,455,000	7,803,278
Metropolitan Nashville, TN, Airport Authority Revenue, Series B	5.000%	7/1/26	1,750,000	1,767,418 (c)
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series A-1, Refunding	5.000%	5/1/28	17,310,000	17,799,863 (a)(b)
Total Tennessee				27,370,559
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — 7.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue:
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/34	$650,000	$667,686
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/36	915,000	937,080
Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	700,000	715,980
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	3,750,000	3,751,248
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/36	3,000,000	3,250,986 (c)
Series 2022	5.000%	11/15/37	2,000,000	2,152,886 (c)
Series B	5.000%	11/15/30	5,640,000	6,046,296 (c)
Bexar County, TX, Hospital District:
GO, Refunding	5.000%	2/15/29	1,500,000	1,571,859
GO, Refunding	5.000%	2/15/30	2,000,000	2,095,916
GO, Refunding	5.000%	2/15/31	2,250,000	2,356,650
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	7,500,000	7,690,017
Dallas, TX, Hotel Occupancy Tax Revenue, Series 2021, Refunding	4.000%	8/15/37	2,600,000	2,601,064
Elgin, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	8/1/49	7,800,000	7,369,980
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	5,375,000	5,384,693
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Texas Children’s Hospital, Series B, Refunding	5.000%	10/1/31	2,700,000	2,992,207 (a)(b)
Hays, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/47	4,475,000	4,257,278
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	4,500,000	4,624,667 (c)
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	2,500,000	2,569,260 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B	5.500%	7/15/38	2,930,000	3,167,346 (c)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	6,000,000	5,457,785 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/33	1,500,000	1,634,438 (c)
Subordinated Lien, Series A, Refunding	5.000%	7/1/34	1,750,000	1,897,749 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/35	1,500,000	1,526,148 (c)
Subordinated Lien, Series A, Refunding	4.000%	7/1/36	1,500,000	1,511,148 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/30	2,630,000	2,749,989 (c)
Subordinated Lien, Series C, Refunding	5.000%	7/1/32	2,250,000	2,346,546 (c)
Subordinated Lien, Series D, Refunding	5.000%	7/1/30	1,665,000	1,757,391
Subordinated Lien, Series D, Refunding	5.000%	7/1/31	1,800,000	1,898,554
Longview, TX, ISD, GO, Unlimited Tax School Building Bonds, PSF - GTD	4.000%	2/15/49	5,500,000	5,182,545
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	1,250,000	1,266,671 (c)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	1,750,000	1,814,599 (a)(b)(c)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	1,050,000	1,048,103
North Texas Tollway Authority Revenue, First Tier, Series A, Refunding	5.000%	1/1/37	1,305,000	1,328,416
Port Authority of Houston of Harris County, TX, GO:
Series A, Refunding	5.000%	10/1/36	3,500,000	3,627,049 (c)
Series A, Refunding	5.000%	10/1/37	3,425,000	3,539,572 (c)
Series A, Refunding	5.000%	10/1/38	3,500,000	3,608,067 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Texas — continued
Texas State:
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/26	$5,500,000	$5,597,282
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/30	7,000,000	7,505,184
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.000%	12/31/33	2,000,000	2,126,569 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/38	1,275,000	1,352,674 (c)
NTE Mobility Partners Segments 3 LLC, Senior Lien, Series 2023, Refunding	5.375%	6/30/39	1,000,000	1,058,643 (c)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	12/31/35	1,100,000	1,119,991
Senior Lien, LBJ Infrastructure Group LLC, Refunding	4.000%	12/31/34	1,500,000	1,535,850
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/35	2,000,000	2,033,294
West Harris County, TX, Regional Water Authority Revenue, Series W, Refunding	4.000%	12/15/45	2,100,000	1,958,386
Total Texas				130,685,742
Utah — 0.8%
Salt Lake City, UT, Airport Revenue, Series A	5.000%	7/1/34	3,000,000	3,073,126 (c)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	1,285,000	1,289,286
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/28	1,845,000	1,922,206
Series 2019	4.000%	10/15/33	600,000	602,256
Series 2019	4.000%	10/15/39	925,000	894,171
Series 2021	4.000%	10/15/32	500,000	500,956
Series 2021	4.000%	10/15/35	400,000	396,291
Series 2021	4.000%	10/15/36	200,000	196,192
Utah State Telecommunication Open Infrastructure Agency, Sales Tax & Telecommunications Revenue:
Series 2022, Refunding	5.250%	6/1/37	1,500,000	1,675,182
Series 2022, Refunding	4.375%	6/1/40	2,000,000	2,082,551
Series 2022, Refunding	5.500%	6/1/40	1,400,000	1,564,585
Total Utah				14,196,802
Vermont — 0.1%

University of Vermont & State Agricultural College, GO, Series A	5.000%	10/1/44	1,000,000	1,030,690
Virginia — 0.6%
Isle of Wight County, VA, EDA Revenue:
Riverside Health System, Series 2023, AG	5.250%	7/1/43	1,000,000	1,090,550
Riverside Health System, Series 2023, AG	5.250%	7/1/48	1,500,000	1,590,995
Virginia Beach, VA, Development Authority, Residential Care Facilities Revenue, Westminster - Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/44	1,500,000	1,482,667
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/32	1,000,000	1,053,044
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	4,120,000	4,124,371 (c)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	1,000,000	1,054,042
Total Virginia				10,395,669
Washington — 2.2%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/31	3,160,000	3,354,913 (c)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Washington — continued
Series 2019	5.000%	4/1/32	$3,040,000	$3,221,382 (c)
Series A	5.000%	5/1/36	4,000,000	4,074,796 (c)
Series B, Refunding	5.000%	8/1/37	13,185,000	14,305,662 (c)
Series B, Refunding	5.000%	8/1/39	5,000,000	5,367,466 (c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A, Refunding	5.000%	8/1/44	5,375,000	5,446,463
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/45	2,000,000	2,045,368
Total Washington				37,816,050
West Virginia — 0.1%

West Virginia State EDA Revenue, Solid Waste Disposal Facility, Commercial Metals Co. Project	4.625%	5/15/32	1,400,000	1,418,265 (a)(b)(c)
Wisconsin — 1.2%
Public Finance Authority, WI, Revenue:
Bancroft Neurohealth Project, Series A	5.000%	6/1/36	1,540,000	1,541,353 (d)
Renown Regional Medical Center Project, Series A, Refunding	5.000%	6/1/36	2,250,000	2,399,298
The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	1,700,000	1,698,639
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A, Moral Obligations	5.000%	4/1/43	7,000,000	7,182,801
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/41	1,000,000	1,076,768
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/42	1,500,000	1,601,219
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/43	2,500,000	2,646,104
Bellin Memorial Hospital, Inc., Series A	5.000%	12/1/45	2,000,000	2,089,726
Total Wisconsin				20,235,908

Total Municipal Bonds (Cost — $1,639,743,956)				1,641,608,689
Municipal Bonds Deposited in Tender Option Bond Trusts(j) — 4.5%
New York — 4.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-3, Refunding	5.000%	6/15/47	24,245,000	25,204,867
New York State Dormitory Authority, State Personal Income Tax Revenue, General Purpose Bonds, Series A	4.000%	3/15/45	25,170,000	23,733,916
New York State Urban Development State Sales Revenue, Series A	5.000%	3/15/47	27,300,000	28,261,566

Total Municipal Bonds Deposited in Tender Option Bond Trusts (Cost — $77,846,157)				77,200,349
Total Investments before Short-Term Investments (Cost — $1,717,590,113)				1,718,809,038

Short-Term Investments — 0.7%
Municipal Bonds — 0.7%
District of Columbia — 0.1%

District of Columbia Revenue, Series A, LOC - TD Bank N.A.	2.350%	8/15/38	800,000	800,000 (k)(l)
Illinois — 0.0%††

Illinois State Finance Authority Revenue, University of Chicago Medical Center, Series B, LOC - TD Bank N.A.	2.450%	8/1/44	350,000	350,000 (k)(l)
Indiana — 0.0%††

Indiana State Finance Authority Environmental Facilities Revenue, Series A-5, Refunding, LOC - Sumitomo Mitsui Banking	2.350%	10/1/40	300,000	300,000 (k)(l)
Iowa — 0.0%††

Iowa Finance Authority, Series E, SPA - TD Bank N.A., GNMA / FNMA / FHLMC	3.320%	1/1/49	100,000	100,000 (k)(l)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Maryland — 0.1%

Maryland State Health & Higher EFA Revenue, The Johns Hopkins Health System, Refunding, LOC - TD Bank N.A.	2.400%	6/1/46	$1,500,000	$1,500,000 (k)(l)
Massachusetts — 0.0%††
Massachusetts State DFA Revenue, Children Hospital Issue, Series U-1, Refunding, LOC - TD Bank N.A.	2.450%	3/1/48	100,000	100,000 (k)(l)
Massachusetts State HEFA Revenue:
Baystate Medical Center, Series J-2, Refunding, LOC - TD Bank N.A.	2.450%	7/1/44	300,000	300,000 (k)(l)
Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	2.450%	7/1/39	300,000	300,000 (k)(l)
Total Massachusetts				700,000
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series A	2.500%	11/1/35	450,000	450,000 (k)(l)
Chevron USA Inc. Project, Series C	2.500%	12/1/30	800,000	800,000 (k)(l)
Chevron USA Inc. Project, Series E	2.500%	12/1/30	350,000	350,000 (k)(l)
Chevron USA Inc. Project, Series G	2.500%	11/1/35	315,000	315,000 (k)(l)
Total Mississippi				1,915,000
Missouri — 0.0%††

Missouri State Health Senior Living Facilities Revenue, Saint Louis University, Series B-2, Refunding, LOC - Wells Fargo Bank N.A.	2.400%	10/1/35	145,000	145,000 (k)(l)
New Jersey — 0.1%
New Jersey State EFA Revenue, Institute for Advanced Study, Series B, Refunding, SPA - TD Bank N.A.	2.350%	7/1/31	300,000	300,000 (k)(l)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hospital Capital Asset Financing Program, Series A, Refunding, LOC - TD Bank N.A.	3.360%	7/1/35	300,000	300,000 (k)(l)
Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.460%	7/1/43	300,000	300,000 (k)(l)
Total New Jersey				900,000
New York — 0.0%††
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	2.450%	3/1/48	300,000	300,000 (k)(l)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries BB-2, Refunding, SPA - Mizuho Bank Ltd.	2.450%	6/15/44	200,000	200,000 (k)(l)
Total New York				500,000
Pennsylvania — 0.1%
Philadelphia, PA, Authority for IDR, Hospital Revenue, The Children’s Hospital of Philadelphia Project, Series B-1, SPA - JPMorgan Chase & Co.	2.480%	7/1/54	500,000	500,000 (k)(l)
Philadelphia, PA, IDA:
Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.360%	12/1/34	300,000	300,000 (k)(l)
Multi-Modal Lease Revenue, Series B-2, Refunding, LOC - TD Bank N.A.	3.360%	10/1/30	200,000	200,000 (k)(l)
Total Pennsylvania				1,000,000
Texas — 0.2%

Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Texas Children’s Hospital, Series B, LOC - TD Bank N.A.	2.350%	10/1/45	2,625,000	2,625,000 (k)(l)
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

 Western Asset Intermediate-Term Municipals Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

West Virginia — 0.0%††
West Virginia Hospital Finance Authority, West Virginia University Health System, Series C, Refunding, LOC - TD Bank N.A.	3.320%	6/1/34	$500,000	$500,000 (k)(l)

Total Short-Term Investments (Cost — $11,335,000)				11,335,000
Total Investments — 101.5% (Cost — $1,728,925,113)				1,730,144,038
TOB Floating Rate Notes — (2.5)%				(42,395,000)
Other Assets in Excess of Other Liabilities — 1.0%				17,406,167
Total Net Assets — 100.0%				$1,705,155,205

††	Represents less than 0.1%.
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(f)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.
(g)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Value is less than $1.
(j)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust..
(k)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The
SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s
Short-term Obligation Rate Transparency System.

(l)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
December 31, 2025
 Western Asset Intermediate-Term Municipals Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PSF	—	Permanent School Fund
SD	—	School District
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TFA	—	Transitional Finance Authority
USD	—	Unified School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$1,641,608,689	$0 *	$1,641,608,689
Municipal Bonds Deposited in Tender Option Bond Trusts	—	77,200,349	—	77,200,349
Total Long-Term Investments	—	1,718,809,038	0 *	1,718,809,038
Short-Term Investments†	—	11,335,000	—	11,335,000
Total Investments	—	$1,730,144,038	$0 *	$1,730,144,038

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Western Asset Intermediate-Term Municipals Fund 2025 Quarterly Report